Revenue and Expenses	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue and Expenses

Note 20: Revenue and Expenses
Revenue
Our revenue includes net interest income on financial instruments and noninterest income. Table 20.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and information related to the management reporting process, see Note 19 (Operating Segments).
Table 20.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2025
Net interest income	$29,183	7,902	7,557	3,684	(539)	(303)	47,484
Noninterest income:
Deposit-related fees	2,694	1,290	1,086	27	2	—	5,099
Lending-related fees	89	565	844	16	—	—	1,514
Investment advisory and other asset-based fees (2)	2	79	158	10,259	—	—	10,498
Commissions and brokerage services fees	—	—	395	2,162	(1)	—	2,556
Investment banking fees	(5)	130	2,985	—	(83)	—	3,027
Card fees:
Interchange and merchant services fees (3)	3,721	191	53	4	4	—	3,973
Other card fees	616	—	—	—	—	—	616
Total card fees	4,337	191	53	4	4	—	4,589
Mortgage banking (4)	769	—	394	(13)	2	—	1,152
Net gains from trading activities (5)	—	—	4,987	118	42	—	5,147
Net gains (losses) from debt securities (4)	—	4	—	—	(148)	—	(144)
Net gains (losses) from equity securities (4)	5	75	66	(12)	110	—	244
Other (3)(4)(5)(6)	288	1,742	707	83	1,358	(1,645)	2,533
Total noninterest income	8,179	4,076	11,675	12,644	1,286	(1,645)	36,215
Total revenue	$37,362	11,978	19,232	16,328	747	(1,948)	83,699
Year ended December 31, 2024
Net interest income	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income:
Deposit-related fees	2,734	1,180	1,073	24	4	—	5,015
Lending-related fees	92	555	842	11	—	—	1,500
Investment advisory and other asset-based fees (2)	—	84	157	9,534	—	—	9,775
Commissions and brokerage services fees	—	—	368	2,153	—	—	2,521
Investment banking fees	(4)	84	2,675	—	(90)	—	2,665
Card fees:
Interchange and merchant services fees (3)	3,567	205	55	4	2	—	3,833
Other card fees	509	—	—	—	—	—	509
Total card fees	4,076	205	55	4	2	—	4,342
Mortgage banking (4)	650	—	410	(13)	—	—	1,047
Net gains (losses) from trading activities (5)	—	(2)	5,173	155	40	—	5,366
Net losses from debt securities (4)	—	—	—	—	(920)	—	(920)
Net gains (losses) from equity securities (4)	(2)	21	19	15	1,017	—	1,070
Other (3)(4)(5)(6)	352	1,555	637	80	1,076	(1,461)	2,239
Total noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	$36,201	12,778	19,344	15,436	338	(1,801)	82,296

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(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2023
Net interest income	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income:
Deposit-related fees	2,702	998	976	22	(4)	—	4,694
Lending-related fees	117	531	790	8	—	—	1,446
Investment advisory and other asset-based fees (2)	—	74	150	8,446	—	—	8,670
Commissions and brokerage services fees	—	—	317	2,058	—	—	2,375
Investment banking fees	(6)	61	1,738	—	(144)	—	1,649
Card fees:
Interchange and merchant services fees (3)	3,540	223	60	4	2	—	3,829
Other card fees	427	—	—	—	—	—	427
Total card fees	3,967	223	60	4	2	—	4,256
Mortgage banking (4)	512	—	329	(12)	—	—	829
Net gains (losses) from trading activities (5)	—	(10)	4,633	162	94	—	4,879
Net gains (losses) from debt securities (4)	—	25	—	—	(15)	—	10
Net losses from equity securities (4)	—	(58)	(4)	(2)	(377)	—	(441)
Other (3)(4)(5)(6)	442	1,571	704	39	875	(1,776)	1,855
Total noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	$37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)We earned trailing commissions of $945 million, $943 million and $904 million for the years ended December 31, 2025, 2024, and 2023, respectively.
(3)The cost of credit card rewards and rebates of $3.0 billion, $2.7 billion and $2.6 billion for the years ended December 31, 2025, 2024, and 2023, respectively, are presented net against the related revenue. In April 2025, we completed our acquisition of the remaining interest in our merchant services joint venture and recognized a net gain of $253 million in other noninterest income in Corporate. Following the acquisition, the revenue from this business has been included in card fees. Prior to the acquisition, our share of the net earnings of the joint venture, which was accounted for as an equity method investment, was included in other noninterest income.
(4)For additional information on these revenue types, see Note 6 (Mortgage Banking Activities), Note 2 (Available-for-Sale and Held-to-Maturity Debt Securities), Note 4 (Equity Securities), and Note 7 (Leasing Activity).
(5)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(6)In fourth quarter 2025, we reclassified lease income into other noninterest income. Prior period balances have been revised to conform with the current period presentation.
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenue is generally recognized either immediately upon the completion of our service or over time as we perform services.
DEPOSIT-RELATED FEES are earned in connection with deposit accounts for commercial and consumer customers and include fees for account and treasury management services, overdraft services, and other deposit services. Account and treasury management services may require fees for periodic account maintenance activities and event-driven services such as providing cashier’s checks. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Treasury management fees also include earnings credits on commercial accounts which offset the related revenue.
Our obligation for overdraft services is satisfied at the time of the overdraft. Other deposit services such as ATM network access, or wire transfer and other remittance activities have fees that are earned at the time the service is delivered.
INVESTMENT ADVISORY AND OTHER ASSET-BASED FEES are earned for providing brokerage advisory, trust, and asset management services.

Fees from advisory account relationships with brokerage customers are charged based on a percentage of the market value of the client’s assets. Services and obligations related to providing investment advice, active management of client assets, and assistance with selecting and engaging a third-party advisory manager are generally satisfied over a month or quarter. Trailing commissions are earned for selling shares to investors and our obligation is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.

Trust services include acting as a trustee or agent for personal trust and agency assets. Obligations for trust services are generally satisfied over time; however, obligations for activities that are transactional in nature are satisfied at the time the service is delivered.

Asset management services are earned for managing and administering assets and these services are generally satisfied over time.
COMMISSIONS AND BROKERAGE SERVICES FEES are earned for providing brokerage services.

Commissions from transactional accounts with brokerage customers are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.

Fees earned from other brokerage services include securities clearance, omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers. Our obligation is satisfied at the time we provide the service which is generally at the time of the transaction.

INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging syndicated loan transactions and performing other advisory services, such as assistance for mergers and acquisitions. Our obligation for these services is generally satisfied at closing of the transaction.

CARD FEES are earned for processing credit and debit card transactions on behalf of cardholders and merchants through payment networks such as Visa and MasterCard. Our obligation is satisfied concurrently with the delivery of services on a daily basis. The cost of credit card rewards and rebates is estimated using multiple factors including cardholder activity and reward redemption rates and is presented as a reduction to the related revenue. Other card fees represent late fees, cash advance fees, balance transfer fees, and annual fees.

NET GAINS (LOSSES) FROM TRADING ACTIVITIES. Table 20.2 provides the noninterest income associated with trading assets and liabilities. The table excludes revenue from securities purchased under resale agreements and expense from securities sold or loaned under agreements to repurchase in our Corporate and Investment Banking (CIB) Markets business.

Table 20.2: Net Gains (Losses) from Trading Activities, by Risk Type (1)

	Year ended December 31,
(in millions)	2025	2024	2023
Interest rate	$1,762	823	444
Commodity (2)	809	464	452
Equity	1,181	1,195	1,106
Foreign exchange	902	2,299	2,124
Credit	493	585	753
Total net gains from trading activities (2)	$5,147	5,366	4,879
(1)Includes gains (losses) on portfolio level derivative valuation adjustments, as well as remeasurement gains (losses) on foreign currency-denominated assets and liabilities, including related hedges. See Note 13 (Derivatives) for additional information. Also includes gains (losses) on structured debt portfolios where we have elected the fair value option. See Note 14 (Fair Value Measurements) for additional information.
(2)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Expenses
PERSONNEL EXPENSE. Personnel expense included severance expense of $953 million, $666 million, and $1.5 billion for the years ended December 31, 2025, 2024, and 2023, respectively.

OTHER EXPENSE. Other noninterest expense on our consolidated statement of income included amounts presented in Table 20.3.

Table 20.3: Other Expense

	Year ended December 31,
(in millions)	2025	2024	2023
Regulatory charges and assessments (1)	$851	1,365	3,065
Legal actions (2)	168	290	179
Customer remediation (3)	65	722	207
Other operating losses (4)	674	745	797
(1)Regulatory charges and assessments predominantly consists of Federal Deposit Insurance Corporation (FDIC) deposit assessment expense, including $(271) million, $243 million, and $1.9 billion for the years ended December 31, 2025, 2024, and 2023, respectively, for an FDIC special assessment to recover losses to the FDIC deposit insurance fund as a result of bank failures in the first half of 2023. We expect the ultimate amount of the special assessment may continue to change as the FDIC determines the actual net losses to the deposit insurance fund.
(2)Legal actions includes expenses related to litigation and regulatory matters. For additional information on legal actions, see Note 12 (Legal Actions).
(3)Customer remediation includes expenses related to our efforts to provide remediation as appropriate to customers who may have experienced financial harm. We had accrued liabilities for the probable and estimable costs related to our customer remediation activities of $95 million and $236 million as of December 31, 2025 and 2024, respectively.
(4)Includes fraud losses for credit card and deposit accounts, and deposit overdraft losses.
Expenses for legal actions and customer remediation may have significant variability given their inherent and unpredictable nature. The timing and determination of the amount of any associated expenses for these matters depends on a variety of factors, some of which are outside of our control.